Corporate Information	12 Months Ended
Dec. 31, 2022
Corporate Information [Abstract]
Corporate Information
1	CORPORATE INFORMATION

AMTD IDEA Group (the “Company”) is a limited liability company incorporated in Cayman Islands on February 4, 2019. The Company completed its initial public offering on New York Stock Exchange on August 5, 2019 and its shares are listed on Singapore Exchange on April 8, 2020.
The Company is an investment holding company. The Company and its subsidiaries (collectively referred to as the “Group”) are involved in the provision of capital market solutions services, digital solutions and other services, fashion and luxury media advertising and marketing services, and strategic investment.
The Company’s immediate holding company is AMTD Group Inc. (formerly known as AMTD Group Company Limited) (“AMTD Group”), a private company incorporated in the British Virgin Islands (“BVI”).
Prior to December 31, 2020, the Company’s ultimate holding company was L.R. Capital Group Inc. (“L.R. Capital”), a private company incorporated in the Cayman Islands. On December 31, 2020, AMTD Group and L.R. Capital entered into a share repurchase agreement, where AMTD Group has repurchased certain shares previously alloted to L.R. Capital. From then onwards, AMTD Group became the ultimate holding company of the Group.
Information about principal subsidiaries
Particulars of the Company’s principal subsidiaries are as follows:

Name	Place of incorporation	Issued and registered share capital	Percentage of equity attributable to the Company				Principal activities
			2021		2022
			Direct	Indirect	Direct	Indirect

AMTD International Holding Group Limited (“AMTD IHG”)	Hong Kong (“HK”)	HK$500,000	100%	—	100%	—	Investment holding and provision of capital market solutions services
AMTD Global Markets Limited	HK	HK$1,561,610,980	—	100%	—	—	Provision of capital market solutions services
AMTD Strategic Investment Limited	HK	HK$1	—	100%	—	100%	Strategic investment
AMTD Investment Solutions Group Limited	HK	HK$1	—	100%	—	100%	Strategic investment
AMTD Overseas Limited	HK	HK$1	—	100%	—	100%	Strategic investment
AMTD Fintech Investment Limited	HK	HK$1	—	100%	—	100%	Strategic investment
AMTD Investment Inc.	Cayman Islands	US$1	100%	—	100%	—	Investment holding
AMTD Strategic Investment (BVI) Limited	BVI	US$1	—	100%	—	100%	Investment holding
AMTD Investment Solutions Group (BVI) Limited	BVI	US$1	—	100%	—	100%	Investment holding
AMTD IDEA International Limited	BVI	US$1	—	100%	—	100%	Investment holding
AMTD Fintech Investment (BVI) Limited	BVI	US$1	—	100%	—	100%	Investment holding

Name	Place of incorporation	Issued and registered share capital	Percentage of equity attributable to the Company					Principal activities
			2021		2022
			Direct	Indirect	Direct		Indirect
L’Officiel Inc. SAS (“L’Officiel”)	France	EUR6,960,100	—	—	—		100%	Investment holding and provision of fashion and luxury media advertising and marketing services
AMTD Digital Inc. (“AMTD Digital”)	Cayman Islands	US$7,658	—	—	84.9	%*	—	Investment holding
AMTD Biomedical Investment Limited	BVI	US$1	—	—	—		84.9%	Investment holding
AMTD Digital Media Holdings Limited	BVI	US$1	—	—	—		84.9%	Investment holding
AMTD Digital Media Limited	HK	HK$1	—	—	—		84.9%	Provision of digital solutions and other services
AMTD Risk Solutions Group Limited	HK	HK$300,000	—	—	—		84.9%	Provision of digital solutions and other services

*
During the year ended December 31, 2022, the Company acquired 82.7% equity interest in AMTD Digital, a fellow subsidiary, by issuing new Class A and Class B shares to the selling shareholders of AMTD Digital. Upon completion of the foregoing transaction, the Company owned 97.1% of AMTD Digital, and AMTD Digital became a consolidated subsidiary of the Group. AMTD Digital has been considered as business under IFRS 3 Business Combination. Since the Group and AMTD Digital are under common control of AMTD Group, the acquisition of AMTD Digital has been accounted for as business combination under common control which has been detailed in
N
ote 2.

After the completion of the listing of AMTD Digital in July 2022
,
 exercise of over-allotment option in August 2022,

private placement in October 2022 and shares repurchased in December 2022, the ownership interest of AMTD IDEA in AMTD Digital decreased from 97.1% to 84.9%.